Offerings	Feb. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	22,674
Proposed Maximum Offering Price per Unit	62.96
Maximum Aggregate Offering Price	$ 1,427,555.04
Fee Rate	0.01531%
Amount of Registration Fee	$ 218.56
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall include any additional shares of common stock that may become issuable as a result of any stock split, stock dividend, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of First American Financial Corporation’s outstanding shares of common stock.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and based on the average of the high and low sale prices of shares of our common stock, as quoted on the New York Stock Exchange on February 13, 2025.

(3)
Pursuant to Rule 415(a)(6) under the Securities Act, the prospectus included herein relates to 477,326 shares of our common stock previously registered under Registration Statement
No. 333-263184,
filed by us on March 1, 2022, which were not sold thereunder. This registration statement re-registers
the 477,326 shares of our common stock that remain unsold as of the date hereof. Pursuant to Rule 415(a)(6) under the Securities Act, the registration fee previously paid in connection with such unsold securities shall continue to apply to the unsold securities. The filing fee of $218.56 being paid herewith relates to the 22,674 newly registered securities.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	477,326
Proposed Maximum Offering Price per Unit	62.96
Maximum Aggregate Offering Price	$ 30,052,445
Carry Forward Form Type	S-3
Carry Forward File Number	333-263184
Carry Forward Initial Effective Date	Mar. 01, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 142.77
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall include any additional shares of common stock that may become issuable as a result of any stock split, stock dividend, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of First American Financial Corporation’s outstanding shares of common stock.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and based on the average of the high and low sale prices of shares of our common stock, as quoted on the New York Stock Exchange on February 13, 2025.

(3)
Pursuant to Rule 415(a)(6) under the Securities Act, the prospectus included herein relates to 477,326 shares of our common stock previously registered under Registration Statement
No. 333-263184,
filed by us on March 1, 2022, which were not sold thereunder. This registration statement re-registers
the 477,326 shares of our common stock that remain unsold as of the date hereof. Pursuant to Rule 415(a)(6) under the Securities Act, the registration fee previously paid in connection with such unsold securities shall continue to apply to the unsold securities. The filing fee of $218.56 being paid herewith relates to the 22,674 newly registered securities.